Commitments and Contingencies (FY) (Details)		9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) Demand	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Demand $ / shares
Underwriting Agreement [Abstract]
Payments for underwriting expense	$ 4,000,000		$ 4,000,000	$ 0
Payments for underwriting expense per unit (in dollars per share) | $ / shares	$ 0.17
Deferred underwriting fee per unit (in dollars per share) | $ / shares				$ 0.376
Deferred underwriting fees	$ 8,650,000	$ 0		$ 8,650,000
Marketing Fee Agreement [Abstract]
Advisory fee		150,000		150,000
Minimum [Member]
Marketing Fee Agreement [Abstract]
Payment to advisors upon close		$ 2,000,000		$ 2,000,000
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand		3		3
Marketing Fee Agreement [Abstract]
Payment to advisors upon close		$ 6,000,000		$ 6,000,000